Intangible Assets - Summary Of Detailed Information About Amortization And Impairment Of Intangible Assets Other Than Goodwill (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	€ (18,058,000)
Amortization for the year	1,482,000	€ 1,545,000	€ 1,267,000
Ending Balance	(13,336,000)	(18,058,000)
Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	(17,678,000)	(19,545,000)
Impairment for the year	0
Ending Balance	(13,074,000)	(17,678,000)	(19,545,000)
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	4,758,000	1,682,000	416,000
Amortization for the year	1,481,000	1,545,000	1,267,000
Impairment for the year	3,308,000	1,531,000
Disposals			(1,000)
Ending Balance	9,547,000	4,758,000	1,682,000
Accumulated depreciation and amortisation [member] | Capitalised development expenditure [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	4,222,000	1,332,000	158,000
Amortization for the year	1,297,000	1,359,000	1,174,000
Impairment for the year	3,308,000	1,531,000
Disposals			0
Ending Balance	8,827,000	4,222,000	1,332,000
Accumulated depreciation and amortisation [member] | Software And Licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	536,000	350,000	258,000
Amortization for the year	184,000	186,000	93,000
Impairment for the year	0	0
Disposals			(1,000)
Ending Balance	€ 720,000	€ 536,000	€ 350,000